Intangible assets, net (Details) - MXN ($) $ in Thousands				12 Months Ended
	Apr. 07, 2022	Jan. 03, 2021	Jul. 28, 2017	Dec. 31, 2022	Dec. 31, 2021
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets				$ 849,106
Amortized useful lives	12 years		10 years
Intangible assets for brands and logo rights		$ 806		489	$ 626
Brand names [member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets				$ 253,000
Bottom of range [member]
Intangible assets, net (Details) [Line Items]
Estimated useful life				10 years
Top of range [member]
Intangible assets, net (Details) [Line Items]
Estimated useful life				30 years